Financial assets and liabilities - Aircraft financing (Details) - aircraft							12 Months Ended
	Nov. 28, 2018	Nov. 30, 2016	Aug. 25, 2015	Nov. 27, 2014	Feb. 28, 2014	Aug. 01, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Aircraft financing
Number of aircraft incorporated to fleet							10	5	17
Revolving line of credit
Aircraft financing
Number of aircraft financed		22	8	4	2	8	1
Number of aircraft delivered									5	1
Number of aircraft incorporated to fleet								1
Number of aircraft with rescheduled delivery dates	26	22	7